Parent Company Financial Information (Schedule Of Condensed Statements Of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividend income:
Other income	$ 40,341	$ 46,941	$ 54,223
Adjusted gross income after provision for loan losses	1,166,951	1,281,996	1,442,843
Provision/(provision credit) for loan losses	55,000	78,000	44,000
Interest expense:
Short-term debt	4,704	5,286	5,838
Term borrowings	36,321	39,334	38,508
Total interest expense	94,679	110,286	131,605
Compensation, employee benefits and other expense	529,041	640,857	610,225
Income/(loss) before income taxes	8,350	(101,705)	149,848
Income tax benefit	(32,169)	(85,262)	15,836
Equity in undistributed net inome/(loss) of subsidiaries:
Net income/(loss) attributable to controlling interest	29,602	(27,759)	131,196
Parent Company [Member]
Dividend income:
Bank	180,000	100,000	100,000
Non-bank	957	390	907
Total dividend income	180,957	100,390	100,907
Interest income	125	329	176
Other income	3,468	1,050	6,392
Adjusted gross income after provision for loan losses	184,550	101,769	107,475
Provision/(provision credit) for loan losses	(925)	(1,850)	2,877
Interest expense:
Short-term debt	20	50	283
Term borrowings	24,058	24,365	22,626
Total interest expense	24,078	24,415	22,909
Compensation, employee benefits and other expense	37,490	40,286	36,053
Total expense	60,643	62,851	61,839
Income/(loss) before income taxes	123,907	38,918	45,636
Income tax benefit	(20,897)	(23,653)	(21,127)
Income/(loss) before equity in undistributed net income of subsidiaries	144,804	62,571	66,763
Equity in undistributed net inome/(loss) of subsidiaries:
Bank	(114,902)	(90,769)	64,113
Non-bank	(300)	439	320
Net income/(loss) attributable to controlling interest	$ 29,602	$ (27,759)	$ 131,196